UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment |_|; Amendment Number: ____

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Wesley Capital Management, LLC
Address:            535 Madison Avenue, 26th Floor
                    New York, NY 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Arthur Wrubel
Title:              Managing Member
Phone:              212-421-7002

Signature, Place, and Date of Signing:

   /s/ Arthur Wrubel               New York, NY                February 13, 2005
-----------------------       --------------------             -----------------
      [Signature]                 [City, State]                      [Date]

Person Signing this Report on Behalf of Reporting Manager:

Name:               John Khoury
Title:              Managing Member
Phone:              212-421-7002

Signature, Place, and Date of Signing:

   /s/ John Khoury                New York, NY                 February 13, 2005
-----------------------       --------------------             -----------------
      [Signature]                 [City, State]                      [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         13F File Number              Name

         28-____________              __________________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       42

Form 13F Information Table Value Total:     $ 854,889
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries on this list, state "NONE" and omit the column headings and list entries.]

None.

                         WESLEY CAPITAL MANAGEMENT, LLC
                              13F INFORMATION TABLE
                                December 31, 2005

                       Column 1                   Column 2           Column 3                 Column 4                      Column 5
------------------------------------------------------------------------------------------------------------------------------------
                                                  TITLE OF                                                         SHARES OR
                    NAME OF ISSUER                  CLASS                CUSIP              VALUE (000)             PRN AMT
------------------------------------------------------------------------------------------------------------------------------------
CARRAMERICA REALTY CORPORATION CMN                 Common            144418100               113,517,140             3,278,000
CORRECTIONS CORP OF AMERICA CMN                    Common            22025Y407                87,205,824             1,939,200
PEP BOYS MANNY-MOE &JACK CMN                       Common            713278109                73,336,228             4,925,200
HOME PROPERTIES INC CMN                            Common            437306103                52,293,360             1,281,700
MULTIPLEX GROUP (THE) CMN                          Common            9HH01N6L3                38,401,470            16,608,914
CBRL GROUP INC CMN                                 Common            12489V106                41,512,150             1,181,000
WEYERHAEUSER CO CMN                                Common            962166104                33,521,602               505,300
SUN COMMUNITIES INC CMN                            Common            866674104                33,356,220             1,062,300
GLIMCHER REALTY TRUST SBI CMN                      Common            379302102                30,939,904             1,272,200
HRPT PROPERTIES TRUST CMN                          Common            40426W101                29,911,500             2,890,000
APARTMENT INVT & MGMT CO CL-A CMN CLASS A          Common            03748R101                28,921,319               763,700
MILLS CORP. CMN                                    Common            601148109                27,592,326               657,900
NEW CENTURY FINANCIAL CORP CMN                     Common            6435EV108                20,415,620               566,000
TOLL BROTHERS INC CMN                              Common            889478103                18,840,696               543,900
ARBOR REALTY TRUST, INC. CMN                       Common            038923108                16,187,818               624,530
JER INVESTORS TRUST INC. CMN                       Common            46614H301                15,933,000               940,000
ALEXANDERS INC. CMN                                Common            014752109                15,245,550                62,100
CONSOLIDATED-TOMOKA LAND CO (FLORIDA)              Common            210226106                14,832,280               209,200
URSTADT BIDDLE PROPERTIES INC. CMN                 Common            917286205                14,604,400               900,950
ORIGEN FINANCIAL, INC. CMN                         Common            68619E208                13,650,186             1,917,161
CENDANT CORPORATION CMN                            Common            151313103                13,196,250               765,000
BJ'S WHOLESALE CLUB INC CMN                        Common            05548J106                12,506,836               423,100
THOMAS PPTYS GROUP INC CMN                         Common            884453101                12,500,000             1,000,000
AAMES INVESTMENT CORPORATION CMN                   Common            00253G108                12,385,758             1,917,300
HILTON HOTELS CORP CMN                             Common            432848109                10,487,850               435,000
REPUBLIC PROPERTY TRUST CMN                        Common            760737106                 9,000,000               750,000
McDONALD'S  CORP.                                  Option            5801309AE                    93,214                 9,094
LENNAR CORPORATION CMN CLASS A                     Common            526057104                 9,153,000               150,000
FOUR SEASONS HOTELS LIMITED VOTING SHARES          Common            35100E104                 7,462,500               150,000
W.P. CAREY & CO.  LLC CMN                          Common            92930Y107                 7,270,712               286,700
ONE LIBERTY PROPERTIES INC CMN                     Common            682406103                 7,207,699               391,510
INTERSTATE HOTELS & RESRTS INC CMN                 Common            46088S106                 5,821,714             1,332,200
SHURGARD STORAGE CENTERS INC CL A                  Common            82567D104                 7,691,521               135,629
GLENBOROUGH REALTY TRUST INC CMN                   Common            37803P105                 4,796,500               265,000
O'CHARLEYS INC CMN                                 Common            670823103                 4,195,455               270,500
NEWCASTLE INVT CORP CMN                            Common            65105M108                 3,354,750               135,000
MORGUARD CORP CMN                                  Common            617577101                 2,735,810               103,900
TECHNICAL OLYMPIC USA, INC. CMN                    Common            878483106                 2,109,000               100,000
TEJON RANCH CO CMN                                 Common            879080109                 1,500,992                 37600
ANTHRACITE CAPITAL INC CMN                         Common            037023108                 1,199,367               113,900
BJ'S WHOLESALE CLUB INC                            Option            05548J9CG                      1188                  2500
METROPOLIS REALTY HOLDINGS LLC CMN                 Common            591728100                         0                 43000

                                                                                             854,888,707            50,946,188

                       Column 1                                     Column 6         Column 7                 Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                    PUT/            INVESTMENT         OTHER      VOTING AUTHORITY
                    NAME OF ISSUER        SH/PRN    CALL            DISCRETION        MANAGERS            SOLE        SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
CARRAMERICA REALTY CORPORATION CMN          SH                    SHARED-DEFINED         NONE         3,278,000
CORRECTIONS CORP OF AMERICA CMN             SH                    SHARED-DEFINED         NONE         1,939,200
PEP BOYS MANNY-MOE &JACK CMN                SH                    SHARED-DEFINED         NONE         4,925,200
HOME PROPERTIES INC CMN                     SH                    SHARED-DEFINED         NONE         1,281,700
MULTIPLEX GROUP (THE) CMN                   SH                    SHARED-DEFINED         NONE        16,608,914
CBRL GROUP INC CMN                          SH                    SHARED-DEFINED         NONE         1,181,000
WEYERHAEUSER CO CMN                         SH                    SHARED-DEFINED         NONE           505,300
SUN COMMUNITIES INC CMN                     SH                    SHARED-DEFINED         NONE         1,062,300
GLIMCHER REALTY TRUST SBI CMN               SH                    SHARED-DEFINED         NONE         1,272,200
HRPT PROPERTIES TRUST CMN                   SH                    SHARED-DEFINED         NONE         2,890,000
APARTMENT INVT & MGMT CO CL-A CMN CLASS A   SH                    SHARED-DEFINED         NONE           763,700
MILLS CORP. CMN                             SH                    SHARED-DEFINED         NONE           657,900
NEW CENTURY FINANCIAL CORP CMN              SH                    SHARED-DEFINED         NONE           566,000
TOLL BROTHERS INC CMN                       SH                    SHARED-DEFINED         NONE           543,900
ARBOR REALTY TRUST, INC. CMN                SH                    SHARED-DEFINED         NONE           624,530
JER INVESTORS TRUST INC. CMN                SH                    SHARED-DEFINED         NONE           940,000
ALEXANDERS INC. CMN                         SH                    SHARED-DEFINED         NONE            62,100
CONSOLIDATED-TOMOKA LAND CO (FLORIDA)       SH                    SHARED-DEFINED         NONE           209,200
URSTADT BIDDLE PROPERTIES INC. CMN          SH                    SHARED-DEFINED         NONE           900,950
ORIGEN FINANCIAL, INC. CMN                  SH                    SHARED-DEFINED         NONE         1,917,161
CENDANT CORPORATION CMN                     SH                    SHARED-DEFINED         NONE           765,000
BJ'S WHOLESALE CLUB INC CMN                 SH                    SHARED-DEFINED         NONE           423,100
THOMAS PPTYS GROUP INC CMN                  SH                    SHARED-DEFINED         NONE         1,000,000
AAMES INVESTMENT CORPORATION CMN            SH                    SHARED-DEFINED         NONE         1,917,300
HILTON HOTELS CORP CMN                      SH                    SHARED-DEFINED         NONE           435,000
REPUBLIC PROPERTY TRUST CMN                 SH                    SHARED-DEFINED         NONE           750,000
McDONALD'S  CORP.                           SH      CALL          SHARED-DEFINED         NONE             9,094
LENNAR CORPORATION CMN CLASS A              SH                    SHARED-DEFINED         NONE           150,000
FOUR SEASONS HOTELS LIMITED VOTING SHARES   SH                    SHARED-DEFINED         NONE           150,000
W.P. CAREY & CO.  LLC CMN                   SH                    SHARED-DEFINED         NONE           286,700
ONE LIBERTY PROPERTIES INC CMN              SH                    SHARED-DEFINED         NONE           391,510
INTERSTATE HOTELS & RESRTS INC CMN          SH                    SHARED-DEFINED         NONE         1,332,200
SHURGARD STORAGE CENTERS INC CL A           SH                    SHARED-DEFINED         NONE           135,629
GLENBOROUGH REALTY TRUST INC CMN            SH                    SHARED-DEFINED         NONE           265,000
O'CHARLEYS INC CMN                          SH                    SHARED-DEFINED         NONE           270,500
NEWCASTLE INVT CORP CMN                     SH                    SHARED-DEFINED         NONE           135,000
MORGUARD CORP CMN                           SH                    SHARED-DEFINED         NONE           103,900
TECHNICAL OLYMPIC USA, INC. CMN             SH                    SHARED-DEFINED         NONE           100,000
TEJON RANCH CO CMN                          SH                    SHARED-DEFINED         NONE             37600
ANTHRACITE CAPITAL INC CMN                  SH                    SHARED-DEFINED         NONE           113,900
BJ'S WHOLESALE CLUB INC                     SH      CALL          SHARED-DEFINED         NONE              2500
METROPOLIS REALTY HOLDINGS LLC CMN          SH                    SHARED-DEFINED         NONE             43000


                                                                                                     50,946,188